UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10067

Eaton Vance Variable Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of principal executive offices)	(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:	(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Eaton Vance VT Floating-Rate Income Fund                                                                                 as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 88.7% (1)

Principal Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 1.0%
	BE Aerospace, Inc.
$208,333	Term Loan, 7.12%, Maturing August 24, 2012	$209,549
	Dresser Rand Group, Inc.
51,562	Term Loan, 7.35%, Maturing October 29, 2011	51,994
	DRS Technologies, Inc.
148,500	Term Loan, 6.85%, Maturing January 31, 2013	148,927
	Evergreen International Aviation
397,331	Term Loan, 8.82%, Maturing October 31, 2011	399,317
	Hexcel Corp.
361,261	Term Loan, 7.11%, Maturing March 1, 2012	362,315
	IAP Worldwide Services, Inc.
172,813	Term Loan, 9.69%, Maturing December 30, 2012	173,731
	K&F Industries, Inc.
335,088	Term Loan, 7.32%, Maturing November 18, 2012	336,083
	Spirit Aerosystems, Inc.
815,734	Term Loan, 7.11%, Maturing December 31, 2011	822,531
	Transdigm, Inc.
1,425,000	Term Loan, 7.35%, Maturing June 23, 2013	1,436,400
	Vought Aircraft Industries, Inc.
880,941	Term Loan, 7.83%, Maturing December 17, 2011	888,466
	Wesco Aircraft Hardware Corp.
421,104	Term Loan, 7.60%, Maturing September 29, 2013	424,591
		$5,253,904
Air Transport — 0.4%
	Delta Air Lines, Inc.
$376,667	Term Loan, 8.11%, Maturing March 16, 2008	$378,503
675,000	Term Loan, 10.11%, Maturing March 16, 2008	679,746
	Northwest Airlines, Inc.
700,000	DIP Loan, 7.85%, Maturing August 21, 2008	703,172
	US Airways Group, Inc.
500,000	Term Loan, 7.85%, Maturing March 23, 2014	502,396
		$2,263,817
Automotive — 3.1%
	Accuride Corp.
$877,049	Term Loan, 7.38%, Maturing January 31, 2012	$882,348
	Affina Group, Inc.
268,350	Term Loan, 8.36%, Maturing November 30, 2011	270,530
	Dana Corp.
1,500,000	Term Loan, 7.88%, Maturing March 30, 2008	1,504,453
	Dayco Products, LLC
545,875	Term Loan, 7.85%, Maturing June 21, 2011	550,651

	Dura Operating Corp.
$54,054	DIP Loan, 8.57%, Maturing December 31, 2007	$54,155
445,946	DIP Loan, 8.57%, Maturing December 31, 2007	445,365
	Exide Technologies, Inc.
82,267	Term Loan, 11.63%, Maturing May 5, 2010	86,484
83,139	Term Loan, 11.63%, Maturing May 5, 2010	87,400
	Federal-Mogul Corp.
500,000	DIP Loan, 7.32%, Maturing July 1, 2007	501,187
1,350,000	Term Loan, 9.07%, Maturing July 1, 2007	1,357,594
	Ford Motor Company
972,563	Term Loan, 8.36%, Maturing December 15, 2013	977,088
	General Motors Corp.
1,700,000	Term Loan, 7.70%, Maturing November 29, 2013	1,715,111
	Goodyear Tire & Rubber Co.
1,500,000	Term Loan, 8.14%, Maturing April 30, 2010	1,514,374
	Insurance Auto Auctions, Inc.
447,513	Term Loan, 7.84%, Maturing May 19, 2012	449,331
	Keystone Automotive Operations, Inc.
498,750	Term Loan, 8.82%, Maturing January 12, 2012	503,114
	Rally Parts, LLC
897,750	Term Loan, 7.85%, Maturing November 30, 2013	903,361
	The Hertz Corp.
227,778	Term Loan, 5.35%, Maturing December 21, 2012	229,797
1,275,556	Term Loan, 7.07%, Maturing December 21, 2012	1,286,866
	Trimas Corp.
187,500	Term Loan, 8.07%, Maturing August 2, 2011	190,547
808,438	Term Loan, 8.11%, Maturing August 2, 2013	821,575
	TRW Automotive, Inc.
147,000	Term Loan, 6.88%, Maturing October 31, 2010	147,643
406,780	Term Loan, 6.94%, Maturing June 30, 2012	407,257
	United Components, Inc.
681,818	Term Loan, 7.61%, Maturing June 30, 2010	684,375
	Vanguard Car Rental USA
989,574	Term Loan, 8.35%, Maturing June 14, 2013	1,001,060
		$16,571,666
Beverage and Tobacco — 0.6%
	Constellation Brands, Inc.
$645,833	Term Loan, 6.88%, Maturing June 5, 2013	$649,365
	Culligan International Co.
870,207	Term Loan, 7.07%, Maturing September 30, 2011	873,199
	National Dairy Holdings, L.P.
364,571	Term Loan, 7.32%, Maturing March 15, 2012	365,255
	Reynolds American, Inc.
818,813	Term Loan, 7.11%, Maturing May 31, 2012	826,416

	Southern Wine & Spirits of America, Inc.
$334,422	Term Loan, 6.85%, Maturing May 31, 2012	$336,303
		$3,050,538
Brokers, Dealers and Investment Houses — 0.2%
	Ameritrade Holding Corp.
$843,989	Term Loan, 6.82%, Maturing December 31, 2012	$846,142
		$846,142
Building and Development — 3.5%
	Beacon Sales Acquisition, Inc.
$299,250	Term Loan, 7.36%, Maturing September 30, 2013	$300,746
	Biomed Realty, L.P.
1,345,000	Term Loan, 7.57%, Maturing May 31, 2010	1,350,044
	Building Materials Corp. of America
800,000	Term Loan, 8.12%, Maturing February 22, 2014	799,875
	Capital Automotive REIT
325,592	Term Loan, 7.07%, Maturing December 16, 2010	328,929
	Contech Construction Products
793,899	Term Loan, 7.32%, Maturing January 13, 2013	798,861
	Epco / Fantome, LLC
240,000	Term Loan, 7.99%, Maturing November 23, 2010	241,200
	General Growth Properties, Inc.
497,807	Term Loan, 6.57%, Maturing February 24, 2011	496,940
	Landsource Communities, LLC
250,000	Term Loan, 8.13%, Maturing February 27, 2013	251,250
	Lanoga Corp.
1,332,432	Term Loan, 7.10%, Maturing June 29, 2013	1,330,489
	LNR Property Corp.
750,000	Term Loan, 8.11%, Maturing July 3, 2011	756,027
	Mueller Group, Inc.
1,366,484	Term Loan, 7.36%, Maturing October 3, 2012	1,379,011
	NCI Building Systems, Inc.
200,893	Term Loan, 6.84%, Maturing June 18, 2010	201,709
	Nortek, Inc.
321,750	Term Loan, 7.32%, Maturing August 27, 2011	323,600
	Panolam Industries Holdings, Inc.
1,878,117	Term Loan, 8.10%, Maturing September 30, 2012	1,883,986
	Ply Gem Industries, Inc.
373,125	Term Loan, 8.35%, Maturing August 15, 2011	374,291
12,375	Term Loan, 8.35%, Maturing August 15, 2011	12,402
185,625	Term Loan, 8.35%, Maturing August 15, 2011	186,205
	Rubicon GSA II, LLC
800,000	Term Loan, 8.09%, Maturing July 31, 2008	800,000
	Standard Pacific Corp.
500,000	Term Loan, 6.86%, Maturing May 5, 2013	496,250

	Stile Acquisition Corp.
$323,125	Term Loan, 7.38%, Maturing April 6, 2013	$319,023
	Stile U.S. Acquisition Corp.
323,675	Term Loan, 7.38%, Maturing April 6, 2013	319,566
	TE / Tousa Senior, LLC
600,000	Term Loan, 11.75%, Maturing August 1, 2008	595,562
	The Woodlands Commercial Property, Inc.
320,000	Term Loan, 7.31%, Maturing August 29, 2009	320,400
80,000	Term Loan, 7.31%, Maturing August 29, 2009	80,100
	Tishman Speyer Real Estate DC
1,000,000	Term Loan, 7.07%, Maturing December 27, 2012	1,005,208
	TRU 2005 RE Holding Co.
2,450,000	Term Loan, 8.32%, Maturing December 9, 2008	2,470,288
	Wintergames Acquisition ULC
1,613,739	Term Loan, 7.32%, Maturing October 26, 2007	1,614,747
		$19,036,709
Business Equipment and Services — 5.9%
	Acco Brands Corp.
$1,721,912	Term Loan, 7.11%, Maturing August 17, 2012	$1,735,365
	Activant Solutions, Inc.
232,724	Term Loan, 7.38%, Maturing May 1, 2013	233,161
	Acxiom Corp.
1,367,500	Term Loan, 7.08%, Maturing September 15, 2012	1,379,466
	Affiliated Computer Services
1,565,675	Term Loan, 7.32%, Maturing March 20, 2013	1,570,568
692,487	Term Loan, 7.32%, Maturing March 20, 2013	694,651
	Affinion Group, Inc.
1,363,500	Term Loan, 7.86%, Maturing October 17, 2012	1,375,430
	Allied Security Holdings, LLC
343,636	Term Loan, 8.35%, Maturing June 30, 2010	347,502
	Audatex North America, Inc.
1,492,500	Term Loan, 7.61%, Maturing April 13, 2013	1,507,425
	Buhrmann US, Inc.
291,019	Term Loan, 7.10%, Maturing December 31, 2010	292,474
	DynCorp International, LLC
103,163	Term Loan, 7.63%, Maturing February 11, 2011	104,022
	Education Management, LLC
2,440,867	Term Loan, 7.38%, Maturing June 1, 2013	2,460,192
	Gate Gourmet Borrower, LLC
135,392	Term Loan, 8.09%, Maturing March 9, 2012	137,084
22,222	Term Loan, 8.09%, Maturing March 9, 2012	21,889
	InfoUSA, Inc.
1,000,000	Term Loan, 9.25%, Maturing February 14, 2012	1,006,250
	Intergraph Corp.
997,500	Term Loan, 7.86%, Maturing May 29, 2014	1,003,734

	N.E.W. Holdings I, LLC
$307,317	Term Loan, 7.61%, Maturing August 8, 2014	$309,430
	Nielsen Finance, LLC
3,233,750	Term Loan, 7.61%, Maturing August 9, 2013	3,264,910
	PGS Solutions, Inc.
400,000	Term Loan, 7.61%, Maturing February 14, 2013	403,500
	Protection One, Inc.
1,041,361	Term Loan, 7.59%, Maturing March 31, 2012	1,045,266
	Quantum Corp.
188,889	Term Loan, 9.33%, Maturing August 22, 2012	189,125
	Riskmeterics Group Holdings, LLC
550,000	Term Loan, 7.60%, Maturing January 11, 2014	554,812
	Sitel (Client Logic)
1,050,000	Term Loan, 7.92%, Maturing January 29, 2014	1,059,187
	SunGard Data Systems, Inc.
5,986,632	Term Loan, 7.36%, Maturing February 11, 2013	6,044,002
	TDS Investor Corp.
1,812,448	Term Loan, 7.85%, Maturing August 23, 2013	1,831,499
178,444	Term Loan, 7.85%, Maturing August 23, 2013	180,320
	US Investigations Services, Inc.
998,380	Term Loan, 7.85%, Maturing October 14, 2012	1,005,868
998,412	Term Loan, 7.85%, Maturing October 14, 2013	1,005,900
	Williams Scotsman, Inc.
750,000	Term Loan, 6.82%, Maturing June 27, 2010	750,000
	Worldspan, L.P.
748,125	Term Loan, 8.60%, Maturing December 7, 2013	753,642
		$32,266,674
Cable and Satellite Television — 4.1%
	Atlantic Broadband Finance, LLC
$1,146,120	Term Loan, 7.60%, Maturing February 10, 2011	$1,158,536
	Bresnan Broadband Holdings, LLC
1,200,000	Term Loan, 7.10%, Maturing March 29, 2014	1,205,250
	Charter Communications Operating, LLC
4,934,441	Term Loan, 7.99%, Maturing April 28, 2013	4,932,748
	CSC Holdings, Inc.
2,307,563	Term Loan, 7.11%, Maturing March 29, 2013	2,318,380
	Insight Midwest Holdings, LLC
3,500,000	Term Loan, 7.36%, Maturing April 6, 2014	3,530,261
	MCC Iowa, LLC
246,750	Term Loan, 7.35%, Maturing March 31, 2010	245,439
	Mediacom Broadband Group
249,375	Term Loan, 7.10%, Maturing January 31, 2015	249,823
	Mediacom Illinois, LLC
446,381	Term Loan, 7.10%, Maturing January 31, 2015	447,602

	NTL Investment Holdings, Ltd.
$677,570	Term Loan, 7.36%, Maturing March 30, 2012	$681,412
	Persona Communications Corp.
478,889	Term Loan, 8.10%, Maturing October 12, 2013	483,378
771,111	Term Loan, 8.10%, Maturing October 12, 2013	778,340
	UGS Corp.
2,817,152	Term Loan, 7.10%, Maturing March 31, 2012	2,823,020
	UPC Broadband Holding B.V.
1,605,000	Term Loan, 7.37%, Maturing March 31, 2013	1,612,023
1,605,000	Term Loan, 7.37%, Maturing December 31, 2013	1,611,922
		$22,078,134
Chemicals and Plastics — 5.3%
	AZ Chem US, Inc.
$500,000	Term Loan, 7.36%, Maturing February 28, 2013	$502,812
	Basell Af S.A.R.L.
125,000	Term Loan, 7.57%, Maturing August 1, 2013	126,621
25,000	Term Loan, 7.57%, Maturing August 1, 2013	25,324
125,000	Term Loan, 8.32%, Maturing August 1, 2014	126,621
25,000	Term Loan, 8.32%, Maturing August 1, 2014	25,324
	Brenntag Holding GmbH and Co. KG
241,091	Term Loan, 7.89%, Maturing December 23, 2013	244,557
58,909	Term Loan, 7.89%, Maturing December 23, 2013	59,664
	Brock Holdings III, Inc.
200,000	Term Loan, 7.32%, Maturing February 26, 2014	200,938
	Celanese Holdings, LLC
2,467,797	Term Loan, 7.09%, Maturing June 4, 2011	2,477,222
	Columbian Chemical Acquisition
1,485,000	Term Loan, 7.10%, Maturing March 16, 2013	1,488,712
	Georgia Gulf Corp.
1,569,544	Term Loan, 7.33%, Maturing October 3, 2013	1,576,831
	Hercules, Inc.
354,665	Term Loan, 6.82%, Maturing October 8, 2010	355,596
	Hexion Specialty Chemicals, Inc.
1,902,580	Term Loan, 7.88%, Maturing May 5, 2013	1,917,908
412,256	Term Loan, 7.88%, Maturing May 5, 2013	415,577
748,125	Term Loan, 7.88%, Maturing May 5, 2013	754,152
	Huntsman International, LLC
616,606	Term Loan, 7.07%, Maturing August 16, 2012	619,073
	Ineos Group
668,250	Term Loan, 7.58%, Maturing December 14, 2013	676,673
668,250	Term Loan, 8.08%, Maturing December 14, 2014	676,673
	Innophos, Inc.
192,662	Term Loan, 7.57%, Maturing August 10, 2010	193,666
	Invista B.V.
197,500	Term Loan, 6.85%, Maturing April 30, 2010	197,747
162,767	Term Loan, 6.85%, Maturing April 29, 2011	163,378

$86,278	Term Loan, 6.85%, Maturing April 29, 2011	$86,602
	ISP Chemo, Inc.
1,239,981	Term Loan, 7.38%, Maturing February 16, 2013	1,250,388
	Kranton Polymers, LLC
1,445,143	Term Loan, 7.38%, Maturing May 12, 2013	1,455,981
	Lucite International Group
918,631	Term Loan, 8.07%, Maturing July 7, 2013	928,391
324,427	Term Loan, 8.07%, Maturing July 7, 2013 (2)	327,875
	Lyondell Chemical Co.
1,492,500	Term Loan, 7.11%, Maturing August 16, 2013	1,497,994
	Momentive Performance Material
1,147,125	Term Loan, 7.63%, Maturing December 4, 2013	1,154,414
	Mosaic Co.
1,692,758	Term Loan, 7.12%, Maturing December 21, 2012	1,708,627
	Nalco Co.
1,756,520	Term Loan, 7.14%, Maturing November 4, 2010	1,769,458
	PQ Corp.
1,559,288	Term Loan, 7.35%, Maturing February 10, 2012	1,567,085
	Rockwood Specialties Group, Inc.
2,884,085	Term Loan, 7.36%, Maturing December 10, 2012	2,910,402
	Solo Cup Co.
293,918	Term Loan, 8.82%, Maturing February 27, 2011	298,373
	Solutia, Inc.
1,000,000	DIP Loan, 8.36%, Maturing March 31, 2007	1,011,563
		$28,792,222
Clothing/Textiles — 0.2%
	Propex Fabrics, Inc.
$166,411	Term Loan, 8.36%, Maturing July 31, 2012	$167,035
	The William Carter Co.
1,054,749	Term Loan, 6.85%, Maturing July 14, 2012	1,055,408
		$1,222,443
Conglomerates — 2.8%
	Amsted Industries, Inc.
$987,639	Term Loan, 7.36%, Maturing October 15, 2010	$991,342
	Brickman Group Holdings, Inc.
1,300,000	Term Loan, 7.40%, Maturing January 23, 2014	1,304,469
	Bushnell Performance Optics
691,463	Term Loan, 8.34%, Maturing August 19, 2011	695,209
	Dundee Holding, Inc.
500,000	Term Loan, 8.08%, Maturing February 17, 2014	501,250
500,000	Term Loan, 8.58%, Maturing February 17, 2015	503,750
	Gentek, Inc.
750,000	Term Loan, 7.32%, Maturing February 28, 2011	752,578
	Goodman Global Holdings, Inc.
486,426	Term Loan, 7.13%, Maturing December 23, 2011	488,453

	Jarden Corp.
$2,205,800	Term Loan, 7.10%, Maturing January 24, 2012	$2,213,765
88,273	Term Loan, 7.10%, Maturing January 24, 2012	88,502
	Johnson Diversey, Inc.
1,283,545	Term Loan, 7.86%, Maturing December 16, 2011	1,300,124
	Polymer Group, Inc.
1,604,688	Term Loan, 7.57%, Maturing November 22, 2012	1,609,201
	RBS Global, Inc.
197,500	Term Loan, 7.58%, Maturing July 19, 2013	199,074
	Rexnord Corp.
1,450,820	Term Loan, 7.94%, Maturing July 19, 2013	1,462,381
	RGIS Holdings, LLC
1,526,328	Term Loan, 7.82%, Maturing February 15, 2013	1,529,190
	Samsonite Corp.
997,500	Term Loan, 7.60%, Maturing December 21, 2013	1,006,073
	The Geo Group, Inc.
339,041	Term Loan, 6.82%, Maturing January 24, 2014	340,312
		$14,985,673
Containers and Glass Products — 2.3%
	Berry Plastics Corp.
$1,492,500	Term Loan, 7.11%, Maturing September 20, 2013	$1,501,206
	Bluegrass Container Co.
229,152	Term Loan, 7.59%, Maturing June 30, 2013	232,098
765,848	Term Loan, 7.59%, Maturing June 30, 2013	775,695
	Crown Americas, Inc.
495,000	Term Loan, 7.11%, Maturing November 15, 2012	496,609
	Graphic Packaging International, Inc.
4,580,787	Term Loan, 7.85%, Maturing August 8, 2010	4,633,393
	IPG (US), Inc.
314,825	Term Loan, 8.16%, Maturing July 28, 2011	316,006
	JSG Acquisitions
195,000	Term Loan, 7.74%, Maturing December 31, 2013	197,011
195,000	Term Loan, 8.24%, Maturing December 13, 2014	197,986
	Kranson Industries, Inc.
299,250	Term Loan, 7.61%, Maturing July 31, 2013	300,746
	Owens-Brockway Glass Container
415,438	Term Loan, 6.82%, Maturing June 14, 2013	416,995
	Pregis Corp.
295,500	Term Loan, 7.60%, Maturing October 12, 2011	297,901
	Smurfit-Stone Container Corp.
228,163	Term Loan, 5.22%, Maturing November 1, 2011	230,419
135,063	Term Loan, 7.38%, Maturing November 1, 2011	136,398
980,397	Term Loan, 7.38%, Maturing November 1, 2011	990,089
693,477	Term Loan, 7.38%, Maturing November 1, 2011	700,333

	Tegrant Holding Corp.
$1,000,000	Term Loan, 7.60%, Maturing March 8, 2013	$1,006,250
		$12,429,135
Cosmetics/Toiletries — 0.1%
	American Safety Razor Co.
$248,125	Term Loan, 7.86%, Maturing July 31, 2013	$249,366
	Prestige Brands, Inc.
285,085	Term Loan, 7.63%, Maturing April 7, 2011	286,569
		$535,935
Drugs — 1.1%
	Chattem, Inc.
$400,000	Term Loan, 7.11%, Maturing January 2, 2013	$403,500
	Graceway Pharmaceuticals, LLC
1,753,700	Term Loan, 7.85%, Maturing December 29, 2011	1,756,988
	Pharmaceutical Holdings Corp.
350,000	Term Loan, 8.57%, Maturing January 30, 2012	350,875
	Stiefel Laboratories, Inc.
866,774	Term Loan, 7.57%, Maturing December 28, 2013	873,274
1,133,226	Term Loan, 7.61%, Maturing December 28, 2013	1,141,726
	Warner Chilcott Corp.
318,964	Term Loan, 7.35%, Maturing January 18, 2012	320,929
141,377	Term Loan, 7.35%, Maturing January 18, 2012	142,084
1,161,772	Term Loan, 7.36%, Maturing January 18, 2012	1,168,930
		$6,158,306
Ecological Services and Equipment — 1.1%
	Allied Waste Industries, Inc.
$500,576	Term Loan, 5.33%, Maturing January 15, 2012	$502,851
1,128,803	Term Loan, 7.10%, Maturing January 15, 2012	1,132,859
	Casella Waste Systems, Inc.
500,000	Term Loan, 7.36%, Maturing April 28, 2010	501,250
	Duratek, Inc.
156,673	Term Loan, 7.63%, Maturing June 7, 2013	158,239
	Energy Solutions, LLC
733,491	Term Loan, 7.57%, Maturing June 7, 2013	740,826
16,509	Term Loan, 7.57%, Maturing June 7, 2013	16,675
338,061	Term Loan, 7.63%, Maturing June 7, 2013	341,441
	Environmental Systems, Inc.
192,965	Term Loan, 9.88%, Maturing December 12, 2008	192,965
	IESI Corp.
1,300,000	Term Loan, 7.11%, Maturing January 20, 2012	1,304,062
	Sensus Metering Systems, Inc.
23,251	Term Loan, 7.35%, Maturing December 17, 2010	23,382
214,623	Term Loan, 7.36%, Maturing December 17, 2010	215,831

	Waste Services, Inc.
$498,750	Term Loan, 8.07%, Maturing March 31, 2011	$504,049
	Wastequip, Inc.
155,589	Term Loan, 0.00%, Maturing February 5, 2013 (2)	157,145
344,411	Term Loan, 7.60%, Maturing February 5, 2013	347,855
		$6,139,430
Electronics/Electrical — 3.9%
	Advanced Micro Devices, Inc.
$967,041	Term Loan, 7.57%, Maturing December 31, 2013	$973,745
	AMI Semiconductor, Inc.
1,100,329	Term Loan, 6.82%, Maturing April 1, 2012	1,100,329
	Aspect Software, Inc.
1,293,500	Term Loan, 8.38%, Maturing July 11, 2011	1,306,974
	Communications & Power, Inc.
416,667	Term Loan, 7.57%, Maturing July 23, 2010	418,490
	Enersys Capital, Inc.
494,943	Term Loan, 7.11%, Maturing March 17, 2011	498,036
	Fairchild Semiconductor Corp.
570,688	Term Loan, 6.85%, Maturing June 26, 2013	572,114
	Freescale Semiconductor, Inc.
2,394,000	Term Loan, 7.11%, Maturing December 1, 2013	2,403,851
	Infor Enterprise Solutions
1,471,998	Term Loan, 9.10%, Maturing July 28, 2012	1,483,774
767,999	Term Loan, 9.10%, Maturing July 28, 2012	776,639
	Invensys International Holding
472,222	Term Loan, 7.36%, Maturing December 15, 2010	476,256
527,778	Term Loan, 7.36%, Maturing January 15, 2011	532,286
	Open Solutions, Inc.
1,700,000	Term Loan, 7.49%, Maturing January 23, 2014	1,706,375
	Rexel S.A.
600,000	Term Loan, 7.57%, Maturing March 16, 2013	601,750
	Sanmina-SCI Corp.
1,000,000	Term Loan, 7.88%, Maturing January 31, 2008	1,004,792
	Sensata Technologies Finance Co.
1,640,112	Term Loan, 7.11%, Maturing April 27, 2013	1,641,044
	Serena Software, Inc.
460,000	Term Loan, 7.61%, Maturing March 10, 2013	462,817
	SS&C Technologies, Inc.
1,264,632	Term Loan, 7.32%, Maturing November 23, 2012	1,272,273
54,481	Term Loan, 7.84%, Maturing November 23, 2012	54,810
	Telcordia Technologies, Inc.
964,381	Term Loan, 8.11%, Maturing September 15, 2012	958,053
	TTM Technologies, Inc.
375,000	Term Loan, 7.59%, Maturing October 27, 2012	376,406

	Verifone, Inc.
$1,172,063	Term Loan, 7.11%, Maturing October 31, 2013	$1,182,318
	Vertafore, Inc.
1,304,785	Term Loan, 7.82%, Maturing January 31, 2012	1,308,456
169,903	Term Loan, 7.83%, Maturing January 31, 2012	170,381
		$21,281,969
Equipment Leasing — 0.3%
	AWAS Capital, Inc.
$257,884	Term Loan, 7.13%, Maturing March 22, 2013	$256,594
	Maxim Crane Works, L.P.
169,090	Term Loan, 7.33%, Maturing January 28, 2010	169,407
	United Rentals, Inc.
328,620	Term Loan, 5.32%, Maturing February 14, 2011	332,009
721,982	Term Loan, 7.32%, Maturing February 14, 2011	729,428
		$1,487,438
Farming/Agriculture — 0.4%
	BF Bolthouse HoldCo, LLC
$944,231	Term Loan, 7.63%, Maturing December 16, 2012	$949,838
	Central Garden & Pet Co.
247,500	Term Loan, 6.82%, Maturing February 28, 2014	248,042
	United Agri Products, Inc.
1,236,250	Term Loan, 7.36%, Maturing June 8, 2012	1,239,341
		$2,437,221
Financial Intermediaries — 2.0%
	AIMCO Properties, L.P.
$1,225,000	Term Loan, 6.91%, Maturing March 23, 2011	$1,230,359
	Citgo III, Ltd.
250,000	Term Loan, 8.11%, Maturing August 3, 2013	252,422
250,000	Term Loan, 8.61%, Maturing August 3, 2014	253,360
	Coinstar, Inc.
622,311	Term Loan, 7.36%, Maturing July 7, 2011	626,201
	E.A. Viner International Co.
992,500	Term Loan, 8.10%, Maturing July 31, 2013	1,004,906
	Elster Group GmbH (Ruhrgas)
317,225	Term Loan, 7.86%, Maturing June 12, 2013	320,645
317,225	Term Loan, 8.36%, Maturing June 12, 2014	322,231
	Grosvenor Capital Management Holdings
1,750,000	Term Loan, 7.59%, Maturing December 5, 2013	1,769,688
	Investools, Inc.
300,000	Term Loan, 8.60%, Maturing August 13, 2012	300,750
	IPayment, Inc.
1,242,475	Term Loan, 7.34%, Maturing May 10, 2013	1,246,358
	LPL Holdings, Inc.
2,214,194	Term Loan, 7.85%, Maturing June 30, 2013	2,244,639

	Oxford Acquisition III, Ltd.
$1,000,000	Term loan, 7.74%, Maturing September 20, 2013	$1,009,766
	The Macerich Partnership, L.P.
500,000	Term Loan, 6.88%, Maturing April 25, 2010	501,459
		$11,082,784
Food Products — 2.6%
	Acosta, Inc.
$2,940,237	Term Loan, 7.57%, Maturing July 28, 2013	$2,965,353
	Advance Food Company, Inc.
66,667	Term Loan, 0.00%, Maturing March 16, 2014 (2)	66,667
233,333	Term Loan, 7.10%, Maturing March 16, 2014	233,333
	American Seafoods Group, LLC
389,186	Term Loan, 7.10%, Maturing September 30, 2011	388,700
194,496	Term Loan, 7.10%, Maturing September 30, 2012	195,286
	Chiquita Brands, LLC
2,027,233	Term Loan, 8.38%, Maturing June 28, 2012	2,053,080
	Del Monte Corp.
496,250	Term Loan, 6.84%, Maturing February 8, 2012	498,067
	Dole Food Company, Inc.
93,660	Term Loan, 5.23%, Maturing April 12, 2013	93,699
695,428	Term Loan, 7.46%, Maturing April 12, 2013	695,718
208,628	Term Loan, 7.54%, Maturing April 12, 2013	208,715
	Michael Foods, Inc.
282,370	Term Loan, 7.36%, Maturing November 21, 2010	283,605
	Nash-Finch Co.
574,800	Term Loan, 7.88%, Maturing November 12, 2010	575,159
	Pinnacle Foods Holdings Corp.
2,403,781	Term Loan, 7.36%, Maturing November 25, 2010	2,420,007
	QCE Finance, LLC
994,994	Term Loan, 7.60%, Maturing May 5, 2013	999,969
	Reddy Ice Group, Inc.
1,675,000	Term Loan, 7.11%, Maturing August 9, 2012	1,681,281
	Sturm Foods, Inc.
625,000	Term Loan, 7.88%, Maturing January 31, 2014	625,977
		$13,984,616
Food Service — 2.1%
	AFC Enterprises, Inc.
$177,513	Term Loan, 7.38%, Maturing May 23, 2009	$178,845
	Buffets, Inc.
81,667	Term Loan, 5.26%, Maturing May 1, 2013	82,381
616,788	Term Loan, 8.36%, Maturing November 1, 2013	622,184
	Burger King Corp.
1,349,690	Term Loan, 6.88%, Maturing June 30, 2012	1,354,752
	CBRL Group, Inc.
577,566	Term Loan, 6.86%, Maturing April 27, 2013	579,130

	Denny’s, Inc.
$133,333	Term Loan, 7.32%, Maturing March 31, 2012	$134,750
803,783	Term Loan, 7.35%, Maturing March 31, 2012	812,323
	Krispy Kreme Doughnut Corp.
500,000	Term Loan, 8.36%, Maturing February 16, 2014	506,250
	Landry’s Restaurants, Inc.
251,704	Term Loan, 7.08%, Maturing December 28, 2010	252,701
	NPC International, Inc.
958,333	Term Loan, 7.10%, Maturing May 3, 2013	961,628
	Nutro Products, Inc.
1,942,922	Term Loan, 7.35%, Maturing April 26, 2013	1,950,208
	RMK Acquisition Corp. (Aramark)
164,917	Term Loan, 5.20%, Maturing January 26, 2014	165,582
2,302,913	Term Loan, 7.48%, Maturing January 26, 2014	2,312,203
	Sagittarius Restaurants, LLC
247,500	Term Loan, 7.62%, Maturing March 29, 2013	249,356
	Weight Watchers International, Inc.
1,000,000	Term Loan, 6.88%, Maturing January 26, 2014	1,005,000
		$11,167,293
Food/Drug Retailers — 1.3%
	General Nutrition Centers, Inc.
$575,000	Term Loan, 7.56%, Maturing September 16, 2013	$575,072
	Giant Eagle, Inc.
197,500	Term Loan, 6.86%, Maturing November 7, 2012	198,364
	Roundy’s Supermarkets, Inc.
2,341,462	Term Loan, 8.09%, Maturing November 3, 2011	2,362,535
	Supervalu, Inc.
1,651,797	Term Loan, 6.84%, Maturing June 1, 2012	1,658,835
	The Jean Coutu Group (PJC), Inc.
1,138,398	Term Loan, 7.88%, Maturing July 30, 2011	1,141,135
	The Pantry, Inc.
1,140,587	Term Loan, 7.07%, Maturing January 2, 2012	1,143,439
		$7,079,380
Forest Products — 1.9%
	Appleton Papers, Inc.
$925,429	Term Loan, 7.60%, Maturing June 11, 2010	$929,477
	Boise Cascade Holdings, LLC
1,361,635	Term Loan, 6.84%, Maturing October 29, 2011	1,372,854
	Buckeye Technologies, Inc.
889,782	Term Loan, 7.34%, Maturing April 15, 2010	891,450
	Domtar Corp.
1,000,000	Term Loan, 6.70%, Maturing March 7, 2014	999,583
	Georgia-Pacific Corp.
997,500	Term Loan, 7.09%, Maturing December 20, 2012	1,003,579
3,913,025	Term Loan, 7.09%, Maturing December 20, 2012	3,937,771

	NewPage Corp.
$348,529	Term Loan, 7.63%, Maturing May 2, 2011	$352,014
	Xerium Technologies, Inc.
719,914	Term Loan, 8.10%, Maturing May 18, 2012	721,714
		$10,208,442
Healthcare — 9.3%
	Accellent, Inc.
$1,491,200	Term Loan, 7.36%, Maturing November 22, 2012	$1,489,336
	American Medical Systems
774,620	Term Loan, 7.68%, Maturing July 20, 2012	775,588
	Ameripath, Inc.
1,237,500	Term Loan, 7.36%, Maturing October 31, 2012	1,239,666
	AMN Healthcare, Inc.
180,340	Term Loan, 7.10%, Maturing November 2, 2011	180,904
	AMR HoldCo, Inc.
1,443,209	Term Loan, 7.38%, Maturing February 10, 2012	1,449,072
	Community Health Systems, Inc.
3,162,133	Term Loan, 7.10%, Maturing August 19, 2011	3,177,450
1,592,000	Term Loan, 7.10%, Maturing February 29, 2012	1,599,712
	Concentra Operating Corp.
3,257,764	Term Loan, 7.38%, Maturing September 30, 2011	3,266,928
	Conmed Corp.
1,115,962	Term Loan, 7.07%, Maturing April 13, 2013	1,116,659
	CRC Health Corp.
2,494,749	Term Loan, 7.85%, Maturing February 6, 2013	2,519,696
	Davita, Inc.
2,056,280	Term Loan, 6.83%, Maturing October 5, 2012	2,065,356
	DJ Orthopedics, LLC
935,000	Term Loan, 6.88%, Maturing April 7, 2013	935,000
	Emdeon Business Services, LLC
2,972,632	Term Loan, 7.60%, Maturing November 16, 2013	2,989,354
	Encore Medical Finance, LLC
1,144,256	Term Loan, 7.88%, Maturing November 3, 2013	1,149,262
	FHC Health Systems, Inc.
500,000	Term Loan, 12.11%, Maturing June 27, 2008	517,500
	Fresenius Medical Care Holdings
1,388,481	Term Loan, 6.73%, Maturing March 31, 2013	1,388,867
	HCA, Inc.
4,438,875	Term Loan, 7.60%, Maturing November 18, 2013	4,481,879
	Health Management Association, Inc.
1,335,000	Term Loan, 7.10%, Maturing February 28, 2014	1,340,632
	HealthSouth Corp.
992,500	Term Loan, 7.86%, Maturing March 10, 2013	998,816
	Iasis Healthcare, LLC
729,375	Term Loan, 7.57%, Maturing June 16, 2011	736,578

	Invacare Corp.
$ 997,500	Term Loan, 7.60%, Maturing February 12, 2013	$ 1,003,111
	Kinetic Concepts, Inc.
301,980	Term Loan, 6.85%, Maturing October 3, 2009	302,735
	Leiner Health Products, Inc.
233,320	Term Loan, 8.58%, Maturing May 27, 2011	234,924
	Lifepoint Hospitals, Inc.
2,681,349	Term Loan, 6.99%, Maturing April 15, 2012	2,677,579
	Magellan Health Services, Inc.
375,000	Term Loan, 5.20%, Maturing August 15, 2008	375,938
234,375	Term Loan, 7.10%, Maturing August 15, 2008	234,961
	Matria Healthcare, Inc.
522,375	Term Loan, 7.35%, Maturing January 19, 2012	524,987
401,417	Term Loan, 7.35%, Maturing January 19, 2012	403,425
	Multiplan Merger Corp.
915,598	Term Loan, 7.82%, Maturing April 12, 2013	924,182
	Multiplan, Inc.
375,556	Term Loan, 7.82%, Maturing April 12, 2013	379,076
	National Mentor Holdings, Inc.
73,271	Term Loan, 5.32%, Maturing June 29, 2013	73,661
1,219,875	Term Loan, 7.35%, Maturing June 29, 2013	1,226,356
	National Rental Institutes, Inc.
248,125	Term Loan, 7.63%, Maturing March 31, 2013	248,590
	Quintiles Transnational Corp.
2,430,462	Term Loan, 7.35%, Maturing March 31, 2013	2,436,539
	Radnet Management, Inc.
500,000	Term Loan, 8.83%, Maturing November 15, 2012	503,750
	Renal Advantage, Inc.
809,787	Term Loan, 7.85%, Maturing October 5, 2012	817,884
	Select Medical Holding Corp.
1,292,933	Term Loan, 7.36%, Maturing February 24, 2012	1,290,361
	Sunrise Medical Holdings, Inc.
720,201	Term Loan, 8.88%, Maturing May 13, 2010	718,400
	Vanguard Health Holding Co., LLC
990,037	Term Loan, 7.60%, Maturing September 23, 2011	998,906
	Ventiv Health, Inc.
994,949	Term Loan, 6.85%, Maturing October 5, 2011	995,883
	VWR International, Inc.
736,836	Term Loan, 7.61%, Maturing April 7, 2011	741,672
		$ 50,531,175
Home Furnishings — 1.4%
	Interline Brands, Inc.
$ 560,978	Term Loan, 7.07%, Maturing June 23, 2013	$ 562,030
388,043	Term Loan, 7.07%, Maturing June 23, 2013	388,771

	Knoll, Inc.
1,907,885	Term Loan, 7.10%, Maturing October 3, 2012	1,918,379
	National Bedding Co., LLC
$ 1,786,706	Term Loan, 7.35%, Maturing August 31, 2011	$ 1,790,949
	Oreck Corp.
496,193	Term Loan, 10.00%, Maturing February 2, 2012	496,193
	Sealy Mattress Co.
2,000,000	Term Loan, 6.61%, Maturing August 25, 2011	1,983,750
328,571	Term Loan, 6.85%, Maturing August 25, 2012	329,598
	Simmons Co.
367,333	Term Loan, 7.43%, Maturing December 19, 2011	370,011
		$ 7,839,681
Industrial Equipment — 2.1%
	Alliance Laundry Holdings, LLC
$ 543,191	Term Loan, 7.60%, Maturing January 27, 2012	$ 547,265
	Baldor Electric Co.
475,000	Term Loan, 7.13%, Maturing January 31, 2014	477,548
	Colfax Corp.
1,481,422	Term Loan, 7.63%, Maturing May 30, 2009	1,492,996
	Douglas Dynamics Holdings, Inc.
1,551,454	Term Loan, 7.10%, Maturing December 16, 2010	1,547,576
	Flowserve Corp.
232,592	Term Loan, 6.88%, Maturing August 10, 2012	233,057
	Foamex L.P.
1,500,000	Term Loan, 7.57%, Maturing February 12, 2013	1,506,563
	Generac Acquisition Corp.
1,292,000	Term Loan, 7.85%, Maturing November 7, 2013	1,300,075
	Gleason Corp.
179,394	Term Loan, 7.85%, Maturing June 30, 2013	180,739
	John Maneely Co.
1,641,051	Term Loan, 8.62%, Maturing December 8, 2013	1,648,401
	Kinetek Acquisition Corp.
477,273	Term Loan, 7.82%, Maturing November 10, 2013	480,554
47,608	Term Loan, 7.82%, Maturing November 10, 2013	47,935
	PP Acquisition Corp.
330,883	Term Loan, 8.32%, Maturing November 12, 2011	332,951
	Terex Corp.
496,250	Term Loan, 7.10%, Maturing July 13, 2013	498,111
	TFS Acquisition Corp.
1,218,875	Term Loan, 8.85%, Maturing August 11, 2013	1,228,017
		$ 11,521,788
Insurance — 1.4%
	ARG Holding, Inc.
$ 498,750	Term Loan, 8.38%, Maturing November 30, 2011	$ 502,802
	CCC Information Services Group

856,056	Term Loan, 7.85%, Maturing February 10, 2013	861,139
	Conseco, Inc.
$ 2,985,000	Term Loan, 7.32%, Maturing October 10, 2013	$ 2,997,128
	Crawford and Company
949,881	Term Loan, 7.86%, Maturing October 31, 2013	954,630
	Hilb, Rogal & Hobbs Co.
272,250	Term Loan, 6.85%, Maturing April 26, 2013	272,760
	U.S.I. Holdings Corp.
249,375	Term Loan, 7.61%, Maturing March 24, 2011	249,687
1,685,741	Term Loan, 7.61%, Maturing March 24, 2011	1,687,848
		$ 7,525,994
Leisure Goods/Activities/Movies — 4.9%
	AMC Entertainment, Inc.
$ 1,689,215	Term Loan, 7.07%, Maturing January 26, 2013	$ 1,699,773
	AMF Bowling Worldwide, Inc.
122,295	Term Loan, 8.32%, Maturing August 27, 2009	123,136
	Bombardier Recreational Product
501,266	Term Loan, 7.86%, Maturing June 28, 2013	504,790
	Carmike Cinemas, Inc.
498,744	Term Loan, 8.59%, Maturing May 19, 2012	505,112
293,297	Term Loan, 8.61%, Maturing May 19, 2012	297,042
	Cedar Fair, L.P.
3,231,859	Term Loan, 7.32%, Maturing August 30, 2012	3,266,401
	Cinemark, Inc.
2,985,000	Term Loan, 7.13%, Maturing October 5, 2013	3,001,791
	Dave & Buster’s, Inc.
74,063	Term Loan, 7.85%, Maturing March 8, 2013	74,433
123,750	Term Loan, 7.85%, Maturing March 8, 2013	124,369
	DW Funding, LLc
1,000,000	Term Loan, 7.24%, Maturing April 30, 2011	1,002,500
	Easton-Bell Sports, Inc.
1,489,969	Term Loan, 7.07%, Maturing March 16, 2012	1,493,694
	HEI Acquisition, LLC
1,000,000	Term Loan, 8.61%, Maturing December 31, 2011	1,005,000
	Mega Blocks, Inc.
991,947	Term Loan, 7.15%, Maturing July 26, 2012	994,427
	Metro-Goldwyn-Mayer Holdings, Inc.
871,200	Term Loan, 8.60%, Maturing April 8, 2012	872,901
	National Cinemedia, LLC
2,400,000	Term Loan, 7.09%, Maturing February 13, 2015	2,407,500
	Regal Cinemas Corp.
2,985,000	Term Loan, 7.10%, Maturing November 10, 2010	2,999,125
	Revolution Studios Distribution Co., LLC
973,690	Term Loan, 9.26%, Maturing December 21, 2014	980,993
	Six Flags Theme Parks, Inc.
454,065	Term Loan, 8.61%, Maturing June 30, 2009	458,480

	Universal City Development Partners, Ltd.
$ 796,080	Term Loan, 7.36%, Maturing June 9, 2011	$ 802,548
	WMG Acquisition Corp.
4,013,683	Term Loan, 7.36%, Maturing February 28, 2011	4,032,499
		$ 26,646,514
Lodging and Casinos — 2.6%
	Ameristar Casinos, Inc.
$ 743,741	Term Loan, 6.82%, Maturing November 10, 2012	$ 745,321
	Bally Technologies, Inc.
1,305,931	Term Loan, 8.61%, Maturing September 5, 2009	1,320,010
	Boyd Gaming Corp.
364,688	Term Loan, 6.82%, Maturing June 30, 2011	366,666
	CCM Merger, Inc.
196,501	Term Loan, 7.35%, Maturing April 25, 2012	198,251
	Fairmont Hotels and Resorts, Inc.
140,686	Term Loan, 8.57%, Maturing May 12, 2011	141,917
	Green Valley Ranch Gaming, LLC
765,000	Term Loan, 7.36%, Maturing February 16, 2014	768,928
	Herbst Gaming, Inc.
1,296,750	Term Loan, 7.24%, Maturing December 2, 2011	1,306,341
	Isle of Capri Casinos, Inc.
1,870,923	Term Loan, 7.12%, Maturing February 4, 2012	1,885,656
	Penn National Gaming, Inc.
2,150,730	Term Loan, 7.11%, Maturing October 3, 2012	2,167,936
	Pinnacle Entertainment, Inc.
1,500,000	Term Loan, 7.32%, Maturing December 14, 2011	1,512,344
	Venetian Casino Resort, LLC
1,492,678	Term Loan, 7.09%, Maturing June 15, 2011	1,504,591
307,767	Term Loan, 7.09%, Maturing June 15, 2011	310,223
	VML US Finance, LLC
83,333	Term Loan, 8.10%, Maturing May 25, 2012 (2)	83,835
166,667	Term Loan, 8.10%, Maturing May 25, 2013	168,552
	Wimar Opco, LLC
1,881,402	Term Loan, 7.85%, Maturing January 3, 2012	1,903,744
		$ 14,384,315
Nonferrous Metals/Minerals — 1.5%
	Alpha Natural Resources, LLC
$ 296,250	Term Loan, 7.10%, Maturing October 26, 2012	$ 297,361
	Carmeuse Lime, Inc.
415,915	Term Loan, 7.13%, Maturing May 2, 2011	417,474
	Compass Minerals Group, Inc.
2,187,272	Term Loan, 6.85%, Maturing December 22, 2012	2,189,551

	Longyear Global Holdings, Inc.
$40,934	Term Loan, 8.58%, Maturing October 6, 2012	$41,138
44,082	Term Loan, 8.58%, Maturing October 6, 2012	44,303
412,484	Term Loan, 8.58%, Maturing October 6, 2012	414,547
	Magnum Coal Co.
66,013	Term Loan, 8.57%, Maturing March 15, 2013	66,095
654,658	Term Loan, 8.57%, Maturing March 15, 2013	655,477
	Murray Energy Corp.
343,000	Term Loan, 8.36%, Maturing January 28, 2010	344,715
	Novelis, Inc.
848,745	Term Loan, 7.61%, Maturing January 6, 2012	851,473
1,472,846	Term Loan, 7.61%, Maturing January 6, 2012	1,477,580
	Thompson Creek Metals Company
469,485	Term Loan, 10.12%, Maturing October 26, 2012	475,354
	Tube City IMS Corp.
108,108	Term Loan, 5.25%, Maturing January 25, 2014	109,020
891,892	Term Loan, 9.50%, Maturing January 25, 2014	899,418
		$8,283,506
Oil and Gas — 2.1%
	Citgo Petroleum Corp.
$458,216	Term Loan, 6.72%, Maturing November 15, 2012	$459,198
	El Paso Corp.
365,000	Term Loan, 5.23%, Maturing July 31, 2011	367,196
	Energy Transfer Equity, L.P.
900,000	Term Loan, 7.08%, Maturing February 8, 2012	906,268
	Epco Holdings, Inc.
1,017,282	Term Loan, 7.36%, Maturing August 18, 2010	1,031,088
	IFM (US) Colonial Pipeline 2, LLC
400,000	Term Loan, 7.36%, Maturing February 27, 2012	403,500
	Mach General, LLC
37,500	Term Loan, 7.35%, Maturing February 22, 2013	37,547
361,594	Term Loan, 7.36%, Maturing February 22, 2014	361,368
	Niska Gas Storage
187,030	Term Loan, 7.07%, Maturing May 13, 2011	187,731
303,495	Term Loan, 7.07%, Maturing May 13, 2011	304,633
276,104	Term Loan, 7.09%, Maturing May 13, 2011	277,053
1,592,569	Term Loan, 7.09%, Maturing May 12, 2013	1,598,044
	Targa Resources, Inc.
329,922	Term Loan, 5.23%, Maturing October 31, 2012	332,783
1,430,391	Term Loan, 7.36%, Maturing October 31, 2012	1,442,795
	Volnay Acquisition Co. I
1,795,500	Term Loan, 7.35%, Maturing January 12, 2014	1,812,333
	W&T Offshore, Inc.
2,000,000	Term Loan, 7.60%, Maturing May 26, 2010	2,016,666
		$11,538,203

Publishing — 5.1%
	American Media Operations, Inc.
$2,075,000	Term Loan, 8.62%, Maturing January 31, 2013	$2,090,131
	Black Press US Partnership
375,889	Term Loan, 7.36%, Maturing August 2, 2013	378,708
619,111	Term Loan, 7.36%, Maturing August 2, 2013	623,754
	CBD Media, LLC
1,000,000	Term Loan, 7.82%, Maturing December 31, 2009	1,007,083
	Dex Media East, LLC
1,347,953	Term Loan, 6.85%, Maturing May 8, 2009	1,348,872
	Dex Media West, LLC
98,555	Term Loan, 6.85%, Maturing March 9, 2010	98,623
371,528	Term Loan, 6.86%, Maturing September 9, 2010	371,621
	Idearc, Inc.
4,788,000	Term Loan, 7.35%, Maturing November 17, 2014	4,822,713
	MediaNews Group, Inc.
402,372	Term Loan, 6.57%, Maturing August 25, 2010	400,863
272,938	Term Loan, 7.07%, Maturing August 2, 2013	273,648
	Merrill Communications, LLC
1,190,547	Term Loan, 7.58%, Maturing February 9, 2009	1,196,685
	Nebraska Book Co., Inc.
336,781	Term Loan, 7.83%, Maturing March 4, 2011	339,728
	Newspaper Holdings, Inc.
300,000	Term Loan, 6.88%, Maturing August 24, 2012	299,063
	Philadelphia Newspapers, LLC
486,928	Term Loan, 8.08%, Maturing June 29, 2013	492,406
	R.H. Donnelley Corp.
4,908	Term Loan, 6.60%, Maturing December 31, 2009	4,902
438,272	Term Loan, 6.85%, Maturing June 30, 2010	438,942
	Reader’s Digest Association
2,775,000	Term Loan, 7.38%, Maturing March 2, 2014	2,784,169
	Riverdeep Interactive Learning, Inc.
2,643,329	Term Loan, 8.10%, Maturing December 20, 2013	2,666,693
	SGS International, Inc.
197,556	Term Loan, 5.15%, Maturing December 30, 2011 (2)	199,532
798,303	Term Loan, 7.86%, Maturing December 30, 2011	806,286
	Source Media, Inc.
694,829	Term Loan, 7.60%, Maturing November 8, 2011	702,212
	SP Newsprint Co.
871,627	Term Loan, 5.32%, Maturing January 9, 2010	873,806
	Sun Media Corp.
1,479,009	Term Loan, 7.11%, Maturing February 7, 2009	1,483,170
	The Star Tribune Co.
1,100,000	Term Loan, 7.59%, Maturing March 5, 2014	1,103,438
	Valassis Communications, Inc.
300,000	Term Loan, 7.10%, Maturing March 2, 2014	301,125

	Xsys, Inc.
$132,027	Term Loan, 7.82%, Maturing September 27, 2013	$133,815
645,050	Term Loan, 7.82%, Maturing September 27, 2013	651,450
134,855	Term Loan, 8.32%, Maturing September 27, 2014	136,682
645,050	Term Loan, 8.32%, Maturing September 27, 2014	654,373
	Yell Group, PLC
850,000	Term Loan, 7.32%, Maturing February 10, 2013	857,371
		$27,541,864
Radio and Television — 3.0%
	Block Communications, Inc.
$148,125	Term Loan, 7.35%, Maturing December 22, 2011	$148,403
	Cequel Communications, LLC
2,575,000	Term Loan, 7.61%, Maturing November 5, 2013	2,582,153
	CMP Susquehanna Corp.
1,435,179	Term Loan, 7.38%, Maturing May 5, 2013	1,443,969
	Cumulus Media, Inc.
950,133	Term Loan, 7.32%, Maturing June 7, 2013	956,920
	DirecTV Holdings, LLC
1,821,461	Term Loan, 6.82%, Maturing April 13, 2013	1,827,982
	Emmis Operating Company
1,000,000	Term Loan, 7.35%, Maturing November 2, 2013	1,007,778
	Entravision Communications Corp.
246,250	Term Loan, 6.86%, Maturing September 29, 2013	247,379
	Gray Television, Inc.
544,500	Term Loan, 6.82%, Maturing January 19, 2015 (2)	545,181
	Intelsat Bermuda, Ltd.
575,000	Term Loan, 7.86%, Maturing February 1, 2014	576,900
	Intelsat Subsudiary Holding Co.
274,313	Term Loan, 7.36%, Maturing July 3, 2013	276,884
	LBI Media, Inc.
247,500	Term Loan, 6.85%, Maturing March 31, 2012	245,644
	Live Nation Worldwide, Inc.
997,500	Term Loan, 8.07%, Maturing December 21, 2013	1,002,488
	NEP II, Inc.
325,000	Term Loan, 7.60%, Maturing February 16, 2014	326,981
	Nexstar Broadcasting, Inc.
158,130	Term Loan, 7.10%, Maturing October 1, 2012	158,031
149,813	Term Loan, 7.10%, Maturing October 1, 2012	149,720
	PanAmSat Corp.
1,670,813	Term Loan, 7.36%, Maturing January 3, 2014	1,687,835
	Paxson Communications Corp.
250,000	Term Loan, 8.61%, Maturing January 15, 2012	255,938
	Raycom TV Broadcasting, LLC
1,792,171	Term Loan, 6.88%, Maturing August 28, 2013	1,789,930
	SFX Entertainment
148,125	Term Loan, 8.09%, Maturing June 21, 2013	148,866

	Spanish Broadcasting System
$866,184	Term Loan, 7.10%, Maturing June 10, 2012	$868,620
	Young Broadcasting, Inc.
245,625	Term Loan, 7.88%, Maturing November 3, 2012	246,853
		$16,494,455
Rail Industries — 0.3%
	Kansas City Southern Railway Co.
$1,592,987	Term Loan, 7.07%, Maturing March 30, 2008	$1,597,301
		$1,597,301
Retailers (Except Food and Drug) — 2.9%
	Advantage Sales & Marketing, Inc.
$1,242,475	Term Loan, 7.36%, Maturing March 29, 2013	$1,243,510
	Coinmach Laundry Corp.
373,109	Term Loan, 7.88%, Maturing December 19, 2012	376,490
	Cumberland Farms, Inc.
1,492,500	Term Loan, 7.35%, Maturing September 29, 2013	1,502,761
	FTD, Inc.
474,167	Term Loan, 7.36%, Maturing July 28, 2013	477,130
	Hanesbrands, Inc.
1,713,232	Term Loan, 7.57%, Maturing September 5, 2013	1,726,179
	Harbor Freight Tools USA, Inc.
709,691	Term Loan, 7.61%, Maturing July 15, 2010	715,605
	Josten’s Corp.
1,234,276	Term Loan, 7.33%, Maturing October 4, 2011	1,241,733
	Mattress Holding Corp.
525,000	Term Loan, 7.62%, Maturing January 18, 2014	527,625
	Neiman Marcus Group, Inc.
680,000	Term Loan, 7.35%, Maturing April 5, 2013	686,827
	Oriental Trading Co., Inc.
1,989,987	Term Loan, 7.61%, Maturing July 31, 2013	2,001,181
	Pep Boys-Manny, Moe, & Jack
2,092,250	Term Loan, 7.36%, Maturing January 27, 2011	2,109,250
	Rent-A-Center, Inc.
946,488	Term Loan, 7.11%, Maturing November 15, 2012	949,939
	Rover Acquisition Corp.
748,125	Term Loan, 8.11%, Maturing October 26, 2013	754,471
	Savers, Inc.
113,928	Term Loan, 8.11%, Maturing August 11, 2012	115,067
129,102	Term Loan, 8.11%, Maturing August 11, 2012	130,393
	The Yankee Candle Company, Inc.
900,000	Term Loan, 7.35%, Maturing February 6, 2014	905,175
		$15,463,336
Surface Transport — 0.4%
	Gainey Corp.
$496,250	Term Loan, 8.15%, Maturing April 20, 2012	$497,801

	Laidlaw International, Inc.
$124,375	Term Loan, 7.09%, Maturing July 31, 2013	$124,997
373,125	Term Loan, 7.09%, Maturing July 31, 2013	374,991
	Oshkosh Truck Corp.
1,047,375	Term Loan, 7.10%, Maturing December 6, 2013	1,052,612
	Sirva Worldwide, Inc.
128,833	Term Loan, 11.61%, Maturing December 1, 2010	126,524
		$2,176,925
Telecommunications — 3.5%
	Alaska Communications Systems Holdings, Inc.
$333,333	Term Loan, 7.10%, Maturing February 1, 2012	$334,881
966,667	Term Loan, 7.10%, Maturing February 1, 2012	971,155
	Asurion Corp.
773,241	Term Loan, 8.32%, Maturing July 13, 2012	783,390
	Cellular South, Inc.
1,238,549	Term Loan, 7.10%, Maturing May 4, 2011	1,244,742
	Centennial Cellular Operating Co., LLC
320,833	Term Loan, 7.35%, Maturing February 9, 2011	323,707
	Cincinnati Bell, Inc.
215,000	Term Loan, 6.82%, Maturing August 31, 2012	215,739
	Consolidated Communications, Inc.
3,310,938	Term Loan, 7.10%, Maturing July 27, 2015	3,326,460
	Crown Castle Operating Company
375,000	Term Loan, 6.89%, Maturing January 9, 2014	376,205
	Fairpoint Communications, Inc.
1,340,000	Term Loan, 7.13%, Maturing February 8, 2012	1,346,491
	Hawaiian Telcom Communications, Inc.
297,333	Term Loan, 7.60%, Maturing October 31, 2012	299,029
	Iowa Telecommunications Services
1,450,000	Term Loan, 7.10%, Maturing November 23, 2011	1,462,235
	IPC Acquisition Corp.
497,500	Term Loan, 7.85%, Maturing September 29, 2013	502,372
	Kentucky Data Link, Inc.
997,500	Term Loan, 7.57%, Maturing February 26, 2014	1,000,617
	NTelos, Inc.
1,867,231	Term Loan, 7.57%, Maturing August 24, 2011	1,878,901
	Paetec Holdings Corp.
300,000	Term Loan, 8.82%, Maturing February 28, 2013	304,200
	Stratos Global Corp.
198,000	Term Loan, 8.10%, Maturing February 13, 2012	199,155
	Syniverse Holdings, Inc.
228,163	Term Loan, 7.10%, Maturing February 15, 2012	228,876
	Triton PCS, Inc.
1,311,839	Term Loan, 8.57%, Maturing November 18, 2009	1,324,137

	West Corp.
$2,000,000	Term Loan, 7.75%, Maturing October 24, 2013	$2,015,376
	Windstream Corp.
822,755	Term Loan, 6.85%, Maturing July 17, 2013	829,525
		$18,967,193
Utilities — 2.0%
	Astoria Generating Co.
$1,174,894	Term Loan, 7.32%, Maturing February 23, 2013	$1,182,531
	BRSP, LLC
500,000	Term Loan, 8.37%, Maturing July 13, 2009	502,500
	Cellnet Group, Inc.
499,853	Term Loan, 7.32%, Maturing July 22, 2011	502,769
	Cogentrix Delaware Holdings, Inc.
129,928	Term Loan, 6.85%, Maturing April 14, 2012	130,361
	Covanta Energy Corp.
305,155	Term Loan, 5.28%, Maturing February 9, 2014	305,727
619,845	Term Loan, 6.88%, Maturing February 9, 2014	621,008
	KGEN, LLC
623,438	Term Loan, 7.13%, Maturing February 5, 2014	625,191
375,000	Term Loan, 7.13%, Maturing February 5, 2014	376,055
	LSP General Finance Co., LLC
80,694	Term Loan, 7.10%, Maturing April 14, 2013	80,946
1,813,620	Term Loan, 7.10%, Maturing April 14, 2013	1,819,288
	Mirant North America, LLC.
240,023	Term Loan, 7.07%, Maturing January 3, 2013	240,818
	NRG Energy, Inc.
1,200,000	Term Loan, 7.35%, Maturing February 1, 2013	1,209,250
2,482,867	Term Loan, 7.35%, Maturing February 1, 2013	2,502,486
	Pike Electric, Inc.
138,891	Term Loan, 7.13%, Maturing July 1, 2012	139,007
	Vulcan Energy Corp.
776,840	Term Loan, 6.86%, Maturing July 23, 2010	778,539
		$11,016,476
Total Senior, Floating Rate Interests (identified cost $480,183,468)		$481,888,597

Corporate Bonds & Notes — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
Electronic/Electric — 0.0%
	NXP BV/ NXP Funding, LLC, Variable Rate
$300	8.11%, 10/15/13 (3)	$310,125
		$310,125
Telecommunications — 0.1%
	Qwest Corp., Sr. Notes, Variable Rate
$300	8.605%, 6/15/13 (3)	$328,500
	Rogers Wireless, Inc., Variable Rate
93	8.48%, 12/15/10	95,092
		$423,592
Total Corporate Bonds & Notes (identified cost $693,000)		$733,717

Commercial Paper — 8.4%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$5,000,000	04/10/07	Abbott Laboratories	5.25%	$4,992,708
5,420,000	04/02/07	American Express Credit Corp.	5.38%	5,418,380
5,000,000	04/12/07	Barton Capital Corp., LLC	5.27%	4,991,217
5,420,000	04/02/07	CRC Funding, LLC	5.39%	5,418,377
3,500,000	04/16/07	Kitty Hawk Funding Corp.	5.27%	3,491,802
3,514,000	04/02/07	Old Line Funding, LLC	5.30%	3,512,965
3,601,000	04/02/07	Prudential Financial, Inc.	5.41%	3,599,918
5,000,000	04/04/07	Sheffield Receivables	5.30%	4,997,056
5,000,000	04/03/07	Societe Generale	5.27%	4,997,804
4,213,000	04/02/07	UBS Finance AG	5.28%	4,211,764
Total Commercial Paper (at amortized cost)				$45,631,991

Short-Term Investments — 1.0%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$5,420,000	04/02/07	BNP Paribas Time Deposit	5.41%	$5,420,000
Total Short-Term Investments (at amortized cost)				$5,420,000
Total Gross Investments — 98.2% (identified cost $531,928,459)				$533,674,305
Less Unfunded Loan Commitments — (0.1)%				$(831,833)
Net Investments — 98.1% (identified cost $531,096,626)				$532,842,472
Other Assets, Less Liabilities — 1.9%				$10,390,079
Net Assets — 100.0%				$543,232,551

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $638,625 or 0.1% of the Fund’s net assets.

The Fund did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation/depreciation in the value of the investments owned at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$531,098,775
Gross unrealized appreciation	$1,931,901
Gross unrealized depreciation	(188,204)
Net unrealized appreciation	$1,743,697

Eaton Vance VT Worldwide Health Sciences Fund                                                                      as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.43%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization-Europe — 8.54% (1)
Novartis AG	27,300	$1,504,094	6.31%
Roche Holding AG	3,000	530,442	2.23%
		$2,034,536	8.54%
Major Capitalization-Far East — 15.34% (1)
Astellas Pharma, Inc.	27,000	$1,158,213	4.86%
Chugai Pharmaceuticals Co., Ltd.	55,000	1,385,536	5.82%
Takeda Pharmaceutical Co., Ltd.	17,000	1,110,930	4.66%
		$3,654,679	15.34%
Major Capitalization-North America — 42.18% (1)
Amgen, Inc. (2)	26,000	$1,452,880	6.10%
Baxter International, Inc.	16,000	842,720	3.54%
Biogen Idec, Inc. (2)	22,000	976,360	4.10%
Eli Lilly & Co.	5,000	268,550	1.13%
Genentech, Inc. (2)	15,000	1,231,800	5.17%
Genzyme Corp. (2)	15,900	954,318	4.00%
Medimmune, Inc. (2)	35,400	1,288,206	5.41%
Pfizer, Inc.	28,000	707,280	2.97%
Schering-Plough Corp.	46,100	1,176,011	4.93%
Wyeth	23,000	1,150,690	4.83%
		$10,048,815	42.18%
Specialty Capitalization-North America — 31.37% (3)
Align Technology, Inc. (2)	31,700	$502,762	2.11%
BioMarin Pharmaceutical, Inc. (2)	38,000	655,880	2.75%
Cubist Pharmaceuticals, Inc. (2)	19,400	428,158	1.80%
Endo Pharmaceuticals Holdings, Inc. (2)	26,000	764,400	3.21%
Exelixis, Inc. (2)	45,000	447,300	1.88%
Genomic Health, Inc. (2)	11,900	206,346	0.87%
Gen-Probe, Inc. (2)	23,000	1,082,840	4.55%
InterMune, Inc. (2)	8,700	214,542	0.90%
LifeCell Corp. (2)	29,000	724,130	3.04%
Millennium Pharmaceuticals, Inc. (2)	45,000	511,200	2.15%
NPS Pharmaceuticals, Inc. (2)	34,800	117,972	0.49%
OSI Pharmaceuticals, Inc. (2)	22,000	726,000	3.05%
PDL BioPharma, Inc. (2)	13,000	282,100	1.18%

1

Sepracor, Inc. (2)	5,000	$233,150	0.98%
Vertex Pharmaceuticals, Inc. (2)	20,500	574,820	2.41%
		$7,471,600	31.37%
Total Common Stocks (identified cost $18,747,976)		$23,209,630

Short-Term Investments — 2.05%

	Principal
	Amount		Percentage of
Security	(000’s omitted)	Value	Net Assets
BNP Paribas Time Deposit, 5.41%, 4/2/07	$489	$489,000	2.05%
Total Short-Term Investments (at amortized cost, $489,000)		$489,000
Total Investments (identified cost $19,236,976)		$23,698,630	99.48%
Other Assets, Less Liabilities		$124,063	0.52%
Net Assets		$23,822,693	100.00%

(1)          Major capitalization is defined as market value of $5 billion or more.

(2)          Non-income producing security.

(3)          Specialty capitalization is defined as market value of less than $5 billion.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	75.60%	$18,009,415
Japan	15.34%	3,654,679
Switzerland	8.54%	2,034,536
Total	99.48%	$23,698,630

2

The Fund did not have any open financial instruments at March 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investment securities of the Fund at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$19,252,026
Gross unrealized appreciation	$5,771,443
Gross unrealized depreciation	(1,324,839)
Net unrealized appreciation	$4,446,604

The net unrealized appreciation on foreign currency transactions was $1,206 at March 31, 2007.

3

Eaton Vance VT Large-Cap Value Fund as of March 31, 2007 (Unaudited)

Eaton Vance VT Large-Cap Value Fund (the “Fund”) held no investments at March 31, 2007. Cash held by the Fund and the Fund’s net assets at March 31, 2007, were $500,000 and $500,051, respectively.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/James B. Hawkes
James B. Hawkes
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/James B. Hawkes
James B. Hawkes
President

Date:	May 21, 2007

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 21, 2007